NOTES PAYABLE - Conversion (Details) - Convertible Note - Equity purchase facility - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
Conversion price	$ 10	$ 10
Initial floor price	$ 2	$ 2
Reduced conversion floor price (being % of average volume weighted average price	20.00%	20.00%
Debt redemption premium (%)	10.00%	10.00%
Minimum
NOTES PAYABLE
Maximum ownership (%), excess over which will not give rise to right to conversions	4.99%	4.99%
Maximum
NOTES PAYABLE
Maximum ownership (%), excess over which will not give rise to right to conversions	9.99%	9.99%
Event of Default
NOTES PAYABLE
Percentage of lowest Average Volume Weighted Average Price of common stock (%)	90.00%	90.00%